Derivative financial instruments - Hedged items in cash flow hedges of net investments in foreign operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Line item in the statement of comprehensive used to recognised ineffectiveness	Hedge ineffectiveness is recognised in net interest income.	Hedge ineffectiveness is recognised in net interest income.
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	£ (1,513)	£ (725)
Balance in cash flow hedge reserve for continuing hedges	(743)	(249)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	(1,370)	(1,072)
Hedging gains or losses recognised in other comprehensive income	(1,513)	(731)
Hedge ineffectiveness recognised in the income statement	28	45
Cash flow hedges [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(1,124)	(696)
Balance in cash flow hedge reserve for continuing hedges	(598)	(223)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	(1,370)	(1,072)
Hedging gains or losses recognised in other comprehensive income	(1,124)	(706)
Hedge ineffectiveness recognised in the income statement	27	43
Cash flow hedges [member] | Loans and advances [member] | Financial assets at amortised cost [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(70)
Balance in cash flow hedge reserve for continuing hedges	(15)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	(70)
Hedge ineffectiveness recognised in the income statement	0
Cash flow hedges [member] | Debt securities [member] | Financial assets at amortised cost [member] | Foreign exchange risk [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(278)
Balance in cash flow hedge reserve for continuing hedges	(65)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0
Hedging gains or losses recognised in other comprehensive income	(278)
Hedge ineffectiveness recognised in the income statement	0
Cash flow hedges [member] | Debt securities [member] | Financial assets at amortised cost [member] | Inflation risk [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(41)	(29)
Balance in cash flow hedge reserve for continuing hedges	(65)	(26)
Balances remaining in cash flow hedge reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(41)	(25)
Hedge ineffectiveness recognised in the income statement	1	2
Hedges of net investment [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(266)	288
Balance in foreign currency reserve for continuing hedges	902	1,087
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	186	256
Hedging gains or losses recognised in other comprehensive income	(266)	288
Hedge ineffectiveness recognised in the income statement	0	0
Hedges of net investment [member] | USD foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(240)	215
Balance in foreign currency reserve for continuing hedges	857	1,087
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	0	0
Hedging gains or losses recognised in other comprehensive income	(240)	215
Hedge ineffectiveness recognised in the income statement	0	0
Hedges of net investment [member] | EUR foreign operations
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(17)	70
Balance in foreign currency reserve for continuing hedges	(2)	(1)
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	0	16
Hedging gains or losses recognised in other comprehensive income	(17)	70
Hedge ineffectiveness recognised in the income statement	0	0
Hedges of net investment [member] | Other foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in fair value used as a basis to determine hedge ineffectiveness	(9)	3
Balance in foreign currency reserve for continuing hedges	47	1
Balances remaining in foreign currency translation reserve for which hedge accounting is no longer applied	186	240
Hedging gains or losses recognised in other comprehensive income	(9)	3
Hedge ineffectiveness recognised in the income statement	£ 0	£ 0